Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	May 16, 2018
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	May 16, 2018
Document Effective Date	May 16, 2018
Prospectus Date	May 16, 2018
Pacific Capital U.S. Government Money Market Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	PCGXX
Pacific Capital U.S. Government Money Market Fund | Investor Class
Prospectus [Line Items]
Trading Symbol	PCUXX